Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended						12 Months Ended		12 Months Ended						12 Months Ended	3 Months Ended								3 Months Ended		36 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended																	12 Months Ended											12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 31, 2007 Authorized in 2007 [Member]	Dec. 31, 2011 Authorized in 2007 [Member]	Dec. 31, 2010 Authorized in 2007 [Member]	Dec. 31, 2009 Authorized in 2007 [Member]	Aug. 27, 2007 Authorized in 2007 [Member]	Dec. 31, 2011 Authorized in 2010 [Member]	Dec. 13, 2010 Authorized in 2010 [Member]	Dec. 31, 2011 Authorized in 2011 [Member]	Nov. 03, 2011 Authorized in 2011 [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2010 Land [Member]	Dec. 31, 2011 Building [Member]	Dec. 31, 2010 Building [Member]	Dec. 31, 2011 Furniture, Fixtures and Autos [Member]	Dec. 31, 2010 Furniture, Fixtures and Autos [Member]	Dec. 31, 2011 Computer Equipment [Member]	Dec. 31, 2010 Computer Equipment [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2010 Leasehold Improvements [Member]	Dec. 31, 2011 Software [Member]	Dec. 31, 2010 Tradenames [Member]		Dec. 31, 2011 Tradenames [Member]		Dec. 31, 2011 Reacquired Franchise Rights [Member]	Dec. 31, 2010 Reacquired Franchise Rights [Member]	Dec. 31, 2011 Indefinite-lived intangible assets [Member]	Dec. 31, 2010 Indefinite-lived intangible assets [Member]	Dec. 31, 2010 Goodwill [Member]	Sep. 30, 2009 Goodwill [Member]	Dec. 31, 2011 Goodwill [Member]	Dec. 31, 2011 Technology [Member]	Dec. 31, 2010 Technology [Member]	Dec. 31, 2011 Franchise Agreements [Member]	Dec. 31, 2010 Franchise Agreements [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2010 Customer Relationships [Member]	Dec. 31, 2011 Other Intangible Assets [Member]	Dec. 31, 2010 Other Intangible Assets [Member]	Dec. 31, 2011 Finite-Lived Intangible Assets [Member]	Dec. 31, 2010 Finite-Lived Intangible Assets [Member]	Dec. 31, 2011 Carrying Amount [Member]	Dec. 31, 2010 Carrying Amount [Member]	Dec. 31, 2011 Fair Value [Member]	Dec. 31, 2010 Fair Value [Member]	Dec. 31, 2011 Recurring Basis [Member] Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Recurring Basis [Member] Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Recurring Basis [Member] Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Recurring Basis [Member] Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Recurring Basis [Member] Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Recurring Basis [Member] Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Non-recurring Basis [Member] Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Non-recurring Basis [Member] Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Non-recurring Basis [Member] Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Americas reportable segment [Member]		Dec. 31, 2010 Americas reportable segment [Member]		Dec. 31, 2011 Americas reportable segment [Member] United States [Member]	Dec. 31, 2010 Americas reportable segment [Member] United States [Member]	Dec. 31, 2011 Southern Europe reportable segment [Member]		Dec. 31, 2010 Southern Europe reportable segment [Member]		Dec. 31, 2009 Southern Europe reportable segment [Member]	Dec. 31, 2011 Southern Europe reportable segment [Member] France [Member]	Dec. 31, 2010 Southern Europe reportable segment [Member] France [Member]	Dec. 31, 2011 Southern Europe reportable segment [Member] Italy [Member]	Dec. 31, 2010 Southern Europe reportable segment [Member] Italy [Member]	Dec. 31, 2011 Northern Europe reportable segment [Member]	Dec. 31, 2010 Northern Europe reportable segment [Member]	Dec. 31, 2009 Northern Europe reportable segment [Member]	Dec. 31, 2011 Right Management reportable segment [Member]	Dec. 31, 2010 Right Management reportable segment [Member]	Dec. 31, 2009 Right Management reportable segment [Member]	Dec. 31, 2011 APME reportable segment [Member]	Dec. 31, 2010 APME reportable segment [Member]	Dec. 31, 2009 APME reportable segment [Member]	Dec. 31, 2011 Corporate reportable segment [Member]	Dec. 31, 2010 Corporate reportable segment [Member]
Nature of operations [Abstract]
Number of offices worldwide	3,800								3,800
Number of countries and territories	80								80
Basis of consolidation [Abstract]
Ownership interest to qualify for equity method, maximum (in hundredths)	50.00%								50.00%
Ownership interest to qualify for equity method, minimum (in hundredths)	20.00%								20.00%
Carrying value of equity method investments	$ 75.9				$ 71.6				$ 75.9	$ 71.6	$ 65.5																																																													$ 0.1		$ 0.4		$ 1.1					$ 75.0	$ 70.5	$ 64.0	$ 0	$ 0	$ 0	$ 0.8	$ 0.7	$ 0.4
Unremitted earnings from equity method investments									64.7	60.8
Revenues and receivables [Abstract]
Franchise fees									25.2	23.6	22.3
Deferred revenue - current	54.3				53.8				54.3	53.8
Deferred revenue - non-current	28.6				29.8				28.6	29.8
Allowance for doubtful accounts [Abstract]
Bad debt expense									25.9	28.9	27.8
Write-offs of accounts receivable									25.0	33.5	39.0
Advertising costs [Abstract]
Advertising expenses									34.0	29.2	29.4
Reorganization costs [Abstract]
Reorganization costs	21.0	0.5	1.4	0.2	28.0	5.6	1.2	1.3	23.1	36.1	33.5
Restructuring reserve [Roll Forward]
Balance, beginning of period				34.2				21.2	34.2	21.2																																																								7.4	[1]	4.1	[1]	7.4	3.9	5.6	[2]	5.7	[2]		5.6	5.7	0	0	5.0	9.5		14.4	0.4		0.7	1.5		1.1	0
Severance costs, net									12.3	20.0																																																								2.1	[1]	3.8	[1]	1.3	3.6	1.1	[2]	0.3	[2]		0	0.3	0.9	0	5.5	3.2		3.1	10.8		0.5	0.7		0	1.2
Office closure costs, net									10.8	16.1																																																								0.3	[1]	3.8	[1]	0.3	3.8	0.4	[2]	3.7	[2]		0.4	3.7	0	0	7.7	0		2.4	8.6		0	0		0	0
Costs paid or utilized									(27.9)	(23.1)																																																								(5.8)	[1]	(4.3)	[1]	(5.7)	(3.9)	(2.9)	[2]	(4.1)	[2]		(2.5)	(4.1)	(0.5)	0	(6.4)	(7.7)		(11.7)	(5.4)		0	(1.5)		(1.1)	(0.1)
Balance, end of year	29.4				34.2				29.4	34.2	21.2																																																							4.0	[1]	7.4	[1]	3.3	7.4	4.2	[2]	5.6	[2]		3.5	5.6	0.4	0	11.8	5.0		8.2	14.4		1.2	0.7		0	1.1
Assets
Available-for-sale securities	0.4				0.4				0.4	0.4																																															0.4	0.4	0	0	0	0
Deferred compensation plan assets	45.2				40.3				45.2	40.3																																															45.2	40.3	0	0	0	0
Foreign currency forward contracts	0				0.1				0	0.1																																															0	0	0	0.1	0	0
Total assets	45.6				40.8				45.6	40.8																																												1,438.2		1,009.4	45.6	40.7	0	0.1	0	0
Liabilities
Foreign currency forward contracts	0.3				0				0.3	0																																															0	0	0.3	0	0	0
Total liabilities	0.3				0				0.3	0																																															0	0	0.3	0	0	0
Fair Value Measurements [Abstract]
Euro-denominated notes																																																					647.6	668.3	654.9	686.3
Fair value of goodwill and tradenames [Abstract]
Goodwill					954.1					954.1																																																					0	0	954.1
Goodwill impairment losses										(311.6)																														311.6	61.0
Tradenames																																																															0	0	55.3
Intangible assets impairment losses										(117.2)
Total	45.6				40.8				45.6	40.8																																												1,438.2		1,009.4	45.6	40.7	0	0.1	0	0
Impairment charge	0	0	0	0	428.8	0	0	0	0	428.8	61.0
Goodwill and intangible assets [Abstract]
Goodwill	984.7				954.1				984.7	954.1	959.1
Amortizable intangible assets, gross																																											19.6	19.6	18.0	18.0	328.0	309.4	13.5	14.0	379.1	361.0
Non-Amortizable Intangible assets																																55.3	[3]	54.0	[3]	97.9	98.0	151.9	153.3
Total intangible assets, gross	531.0				514.3				531.0	514.3
Accumulated amortization - finite-lived intangible assets	176.1				138.1				176.1	138.1																																	19.6	19.6	14.3	12.5	130.1	94.3	12.1	11.7	176.1	138.1
Net intangible assets	354.9				376.2				354.9	376.2																						55.3	[3]	54.0	[3]	97.9	98.0	151.9	153.3				0	0	3.7	5.5	197.9	215.1	1.4	2.3	203.0	222.9
Weighted-average useful lives (in years)																																											5		10		14		3
Accumulated impairment loss																																139.5		139.5
Goodwill and other intangible assets [Abstract]
Amortization expense related to intangibles									38.9	39.3	21.9
Future amortization expense [Abstract}
2012									35.8
2013									31.0
2014									26.1
2015									22.3
2016									19.3
Goodwill impairment methodology																																										The accounting guidance requires a two-step method for determining goodwill impairment. In the first step, we determined the fair value of each reporting unit, generally by utilizing an income approach derived from a discounted cash flow methodology. For certain of our reporting units, a combination of the income approach (weighted 75%) and the market approach (weighted 25%) derived from comparable public companies was utilized. The income approach is developed from management's forecasted cash flow data. Therefore, it represents an indication of fair market value reflecting management's internal outlook for the reporting unit. The market approach utilizes the Guideline Public Company Method to quantify the respective reporting unit's fair value based on revenues and earnings multiples realized by similar public companies. The market approach is more volatile as an indicator of fair value as compared to the income approach. We believe that each approach has its merits. However in the instances where we have utilized both approaches, we have weighted the income approach more heavily than the market approach because we believe that management's assumptions generally provide greater insight into the reporting unit's fair value. Significant assumptions used in our goodwill impairment tests during 2011, 2010 and 2009 included: expected revenue growth rates, operating unit profit margins, working capital levels, discount rates ranging from 12.3% to 20.0% for 2011, and a terminal value multiple. The expected future revenue growth rates and the expected operating unit profit margins were determined after considering our historical revenue growth rates and operating unit profit margins, our assessment of future market potential, and our expectations of future business performance. If the reporting unit's fair value is less than its carrying value as was the case for Right Management and Jefferson Wells in the fourth quarter of 2010, we are required to perform a second step. In the second step, we allocate the fair value of the reporting unit to all of the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a "hypothetical" calculation to determine the implied fair value of the goodwill. The impairment charge, if any, is measured as the difference between the implied fair value of the goodwill and its carrying value.
Number of reporting units experiencing strong indicators of impairment																																								2
Goodwill impairment, pre-tax										(311.6)																														311.6	61.0
Goodwill impairment, after-tax																																								311.6
Non-cash impairment charge for tradenames related to the two business units																																117.2
Tradename impairment, after-tax																																72.7
Change in estimate																																								For Right Management, our anticipated revenues and income as of the fourth quarter of 2010 decreased to a level which required us to adjust the size premium included in our discount rate. In addition, the beta used to calculate the discount rate changed slightly due to a change in the mix of our comparable companies as one of the companies utilized in our annual testing had been acquired during the fourth quarter. These changes resulted in a 3% increase in the discount rate, to 13%, being utilized in our fourth quarter 2010 impairment testing for Right Management. For Jefferson Wells, our discount rate was relatively flat in our fourth quarter 2010 impairment testing, at 12.5%, as compared to 12.4% utilized in our annual testing performed in 2010.	The discount rate was also impacted unfavorably by a 1% increase to our equity risk premium as a result of the market conditions and economic uncertainty at that time.
Marketable securities [Abstract]
Available-for-sale investments market value	0.4				0.4				0.4	0.4
Available-for-sale investments at market value	0.4				0.4				0.4	0.4
Available-for-sale investments adjusted cost basis	0.1				0.1				0.1	0.1
Available-for-sale investments unrealized loss	0				0				0	0
Ownership interest in our Swiss franchise (in hundredths)	49.00%								49.00%
Swiss Franchise Investment Market Value	175.8				173.1				175.8	173.1
Swiss franchise realized gains									0.1	0.5	2.4
Swiss franchise realized losses									0.3	0.2	1.2
Capitalized software for internal use [Abstract]
Net capitalized software	14.4				21.8				14.4	21.8
Amortization expense related to the capitalized software costs									7.8	11.6	10.7
Property and equipment [Abstract]
Property and equipment, gross	685.6				688.8				685.6	688.8											7.3	7.1	21.5	19.5	194.9	197.0	164.4	168.0	297.5	297.2
Useful lives, lower range (in years)																									2						2
Useful lives, upper range (in years)																							40		16						7
Share Repurchase Programs [Abstract]
Shares authorized to be repurchased (in shares)																5,000,000		3,000,000		3,000,000
Authorized amount												400.0
Remaining number of shares authorized to be repurchased (in shares)													0				600,000		3,000,000
Shares repurchased (in shares)													200,000	900,000	0		2,400,000
Total cost of shares repurchased									$ 104.5	$ 34.8	$ 0

[1]	Balance related to United States was $3.9 as of January 1, 2010. In 2010, United States incurred $3.6 for severance costs and $3.8 for office closure costs and paid $3.9, leaving a $7.4 liability as of December 31, 2010. In 2011, United States incurred $1.3 for severance costs and $0.3 for office closure costs and paid $-5.7, leaving a $3.3 liability as of December 31, 2011.
[2]	2010 Balances were solely related to France. In 2011, France incurred $0.4 for office closure costs and paid/utilized $2.5, leaving a $3.5 liability as of December 31, 2011. Italy recorded severance costs of $0.9 and paid out $0.5 during 2011, leaving a $0.4 liability as of December 31, 2011.
[3]	Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2011 and 2010.